Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.1%
Verbund AG	22,826	$1,783,478
Belgium — 0.3%
Argenx SE(a)	16,145	9,263,555
Brazil — 0.2%
Telefonica Brasil SA	677,960	3,397,208
TOTVS SA	280,441	2,069,659
		5,466,867
Canada — 1.1%
CGI Inc.	136,070	14,627,761
Constellation Software Inc./Canada	3,027	10,975,061
Descartes Systems Group Inc. (The)(a)	70,975	8,229,345
Thomson Reuters Corp.	15,130	3,006,045
		36,838,212
China — 6.1%
Agricultural Bank of China Ltd., Class A	2,540,899	1,947,472
Agricultural Bank of China Ltd., Class H	13,638,406	8,738,692
Bank of China Ltd., Class H	40,188,638	23,285,546
Bank of Communications Co. Ltd., Class H	7,157,000	6,247,290
Beijing Enterprises Holdings Ltd.	413,500	1,732,551
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	2,483,900	2,015,416
Bosideng International Holdings Ltd.	3,196,000	1,785,041
BYD Co. Ltd., Class A	88,800	4,316,524
Cambricon Technologies Corp. Ltd., Class A(a)	18,504	1,543,433
CGN Power Co. Ltd., Class H(b)	8,584,000	2,808,777
China CITIC Bank Corp. Ltd., Class H	7,055,000	6,210,369
China Coal Energy Co. Ltd., Class H	1,718,000	1,922,984
China Construction Bank Corp., Class H	12,131,000	10,846,043
China Merchants Port Holdings Co. Ltd.	1,044,000	2,018,472
China Minsheng Banking Corp. Ltd., Class H	5,536,000	2,842,207
China Petroleum & Chemical Corp., Class H	14,300,000	7,701,155
China Resources Power Holdings Co. Ltd.	1,609,423	4,175,523
China Ruyi Holdings Ltd.(a)	7,064,000	1,846,833
China Shenhua Energy Co. Ltd., Class A	334,600	1,833,304
China Shenhua Energy Co. Ltd., Class H	1,172,000	4,939,611
China State Construction International Holdings Ltd.	1,498,000	2,107,125
China Tower Corp. Ltd., Class H(b)	3,816,164	5,650,991
China Yangtze Power Co. Ltd., Class A	1,222,700	5,120,552
CITIC Securities Co. Ltd., Class A	573,508	2,019,584
Contemporary Amperex Technology Co. Ltd., Class A	82,400	2,841,621
Cosco Shipping Holdings Co. Ltd., Class H	2,357,000	4,057,097
Fuyao Glass Industry Group Co. Ltd., Class H(b)	505,516	3,610,994
Giant Biogene Holding Co. Ltd.(b)	249,800	2,251,192
Huaneng Power International Inc., Class H	3,492,000	2,205,084
Hygon Information Technology Co. Ltd., Class A, NVS	116,195	2,165,245
Industrial & Commercial Bank of China Ltd., Class H	12,304,000	8,923,767
Industrial Bank Co. Ltd., Class A	1,035,700	3,245,450
Inner Mongolia Yitai Coal Co. Ltd., Class B	42,200	85,785
JD Logistics Inc.(a)(b)	1,108,800	1,744,927
Kunlun Energy Co. Ltd.	3,284,000	3,280,600
Kweichow Moutai Co. Ltd., Class A	22,600	4,751,337
Nongfu Spring Co. Ltd., Class H(b)	427,600	2,077,625
Orient Overseas International Ltd.	110,000	1,890,952
People's Insurance Co. Group of China Ltd. (The), Class H	7,220,867	4,710,066
PetroChina Co. Ltd., Class H	7,182,000	6,010,567
Security	Shares	Value
China (continued)
PICC Property & Casualty Co. Ltd., Class H	5,706,000	$10,842,043
Pop Mart International Group Ltd.(b)	128,035	3,578,326
Postal Savings Bank of China Co. Ltd., Class H(b)	6,498,856	4,214,192
Shanghai Pudong Development Bank Co. Ltd., Class A	1,129,500	1,926,678
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	59,400	1,852,257
Tencent Holdings Ltd.	64,200	4,047,336
Tongcheng Travel Holdings Ltd.	761,200	2,138,946
Tsingtao Brewery Co. Ltd., Class H	234,000	1,618,805
Want Want China Holdings Ltd.	3,980,040	2,554,001
Wuliangye Yibin Co. Ltd., Class A	198,800	3,470,395
Yankuang Energy Group Co. Ltd., Class H	1,506,000	1,786,925
ZTO Express Cayman Inc.	136,877	2,420,131
		207,957,839
Czech Republic — 0.0%
CEZ AS	30,872	1,699,228
Finland — 0.4%
Elisa OYJ	120,470	6,351,366
Nokia OYJ	625,575	3,255,679
Sampo OYJ, Class A	430,757	4,597,111
		14,204,156
France — 1.0%
Danone SA	21,433	1,832,464
Dassault Systemes SE	197,248	7,396,493
Orange SA	1,554,443	23,200,702
		32,429,659
Germany — 1.8%
Covestro AG, NVS(a)	145,955	10,026,340
Deutsche Telekom AG, Registered	1,027,673	38,916,351
SAP SE	17,550	5,309,226
Scout24 SE(b)	62,259	8,483,064
		62,734,981
Greece — 0.1%
Hellenic Telecommunications Organization SA	140,032	2,700,329
Hong Kong — 1.4%
BeOne Medicines Ltd.(a)	95,800	1,827,087
BOC Hong Kong Holdings Ltd.	1,036,500	4,359,013
CLP Holdings Ltd.	1,060,254	8,978,658
Hang Seng Bank Ltd.	254,600	3,554,414
HKT Trust & HKT Ltd., Class SS	3,221,000	4,639,164
Hong Kong & China Gas Co. Ltd.	6,739,579	5,916,232
MTR Corp. Ltd.(c)	1,318,500	4,596,863
Power Assets Holdings Ltd.	824,500	5,213,822
Sino Land Co. Ltd.	2,786,000	2,808,698
SITC International Holdings Co. Ltd.	842,000	2,689,942
Swire Pacific Ltd., Class A	187,500	1,597,208
		46,181,101
India — 5.7%
Adani Enterprises Ltd.	95,504	2,815,814
Adani Power Ltd.(a)	468,711	2,979,935
Apollo Hospitals Enterprise Ltd.	34,483	2,777,022
Asian Paints Ltd.	322,926	8,531,816
Bajaj Auto Ltd.	42,045	4,231,717
Bajaj Holdings & Investment Ltd.	19,136	3,003,632
Balkrishna Industries Ltd.	53,264	1,541,793
Bharat Petroleum Corp. Ltd.	499,912	1,863,371
Bharti Airtel Ltd.	922,420	20,039,066
Cipla Ltd.	98,418	1,688,085

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Divi's Laboratories Ltd.	26,207	$2,027,895
Dr Reddy's Laboratories Ltd.	191,908	2,810,801
Eicher Motors Ltd.	47,830	2,985,164
Eternal Ltd.(a)	1,956,185	5,448,527
FSN E-Commerce Ventures Ltd.(a)	953,610	2,265,325
Havells India Ltd.	94,165	1,681,212
HCL Technologies Ltd.	718,831	13,759,419
HDFC Bank Ltd.	157,194	3,587,174
Indian Hotels Co. Ltd., Class A	615,672	5,546,431
Indian Oil Corp. Ltd.	1,368,939	2,274,292
Indus Towers Ltd.(a)	662,864	2,978,780
Infosys Ltd.	160,994	2,942,127
InterGlobe Aviation Ltd.(a)(b)	39,686	2,476,941
Jio Financial Services Ltd., NVS(a)	1,365,570	4,585,319
JSW Steel Ltd.	271,521	3,162,740
LTIMindtree Ltd.(b)	61,191	3,627,706
Maruti Suzuki India Ltd.	39,297	5,668,337
MRF Ltd.	1,545	2,509,234
Nestle India Ltd., NVS	90,347	2,531,878
Page Industries Ltd.	3,670	1,990,149
Petronet LNG Ltd.	627,301	2,254,840
PI Industries Ltd.	62,651	2,800,937
Pidilite Industries Ltd.	129,083	4,690,303
Shree Cement Ltd.	6,584	2,279,263
Sun Pharmaceutical Industries Ltd.	256,766	5,040,797
Tata Consultancy Services Ltd.	476,257	19,283,487
Tata Elxsi Ltd.	28,333	2,132,800
Tech Mahindra Ltd.	226,068	4,160,786
Titan Co. Ltd.	103,758	4,314,359
Torrent Pharmaceuticals Ltd.	83,805	3,113,280
Trent Ltd.	111,107	7,338,048
Tube Investments of India Ltd.	59,169	2,120,109
UltraTech Cement Ltd.	46,918	6,155,244
Wipro Ltd.	1,198,876	3,502,718
Wipro Ltd., ADR(c)	441,708	1,272,119
		194,790,792
Indonesia — 0.3%
Bank Central Asia Tbk PT	20,072,300	11,579,554
Ireland — 0.1%
AIB Group PLC	443,014	3,495,259
Israel — 0.6%
Bank Hapoalim BM	461,271	7,738,451
Check Point Software Technologies Ltd.(a)	49,241	11,270,280
Isracard Ltd.	0	1
Mizrahi Tefahot Bank Ltd.	52,457	3,006,468
		22,015,200
Italy — 0.1%
Infrastrutture Wireless Italiane SpA(b)	244,484	2,870,243
Japan — 10.0%
ANA Holdings Inc.	135,300	2,679,082
Astellas Pharma Inc.	396,800	3,919,441
Canon Inc.	769,800	23,516,619
Central Japan Railway Co.	648,900	14,175,680
Chubu Electric Power Co. Inc.	529,000	6,479,795
East Japan Railway Co.	703,600	14,745,908
FUJIFILM Holdings Corp.	325,300	7,342,901
Fujitsu Ltd.	134,500	3,080,369
Hankyu Hanshin Holdings Inc.	136,100	3,661,047
Inpex Corp.	308,800	4,129,201
Security	Shares	Value
Japan (continued)
KDDI Corp.	2,011,300	$34,816,627
Kirin Holdings Co. Ltd.	125,600	1,801,891
Kobe Bussan Co. Ltd.	117,300	3,706,592
Kyocera Corp.	490,400	5,962,579
MEIJI Holdings Co. Ltd.	90,300	2,019,090
NEC Corp.	115,600	3,017,546
Nippon Telegraph & Telephone Corp.	21,844,400	24,321,403
Nissin Foods Holdings Co. Ltd.	80,100	1,698,325
Nomura Research Institute Ltd.	249,790	9,628,894
NTT Data Group Corp.	276,600	7,619,826
Obic Co. Ltd.	271,200	9,897,590
Ono Pharmaceutical Co. Ltd.	313,800	3,416,740
Oracle Corp./Japan(a)	32,300	3,783,844
Oriental Land Co. Ltd./Japan	102,300	2,273,188
Osaka Gas Co. Ltd.	301,300	7,671,216
Otsuka Corp.	190,700	3,919,856
Otsuka Holdings Co. Ltd.	253,000	12,862,511
Pan Pacific International Holdings Corp.	149,100	4,882,661
Ricoh Co. Ltd.	431,100	4,019,658
SCSK Corp.	132,400	4,018,648
Secom Co. Ltd.	345,900	12,595,647
SG Holdings Co. Ltd.	275,600	2,682,404
Shimadzu Corp.	195,100	4,710,726
Shionogi & Co. Ltd.	191,100	3,190,897
SoftBank Corp.	23,623,700	36,299,164
Suntory Beverage & Food Ltd.	118,000	3,831,582
Takeda Pharmaceutical Co. Ltd.	533,600	16,021,380
TIS Inc.	176,600	5,791,930
Toho Co. Ltd./Tokyo	93,100	4,908,041
Tokyo Gas Co. Ltd.	114,800	3,849,543
Tokyu Corp.	143,900	1,747,183
West Japan Railway Co.	292,000	6,292,671
Yokogawa Electric Corp.	138,200	3,388,105
		340,378,001
Kuwait — 0.2%
Mobile Telecommunications Co. KSCP	1,558,707	2,423,425
National Bank of Kuwait SAKP	1,757,848	5,474,145
		7,897,570
Malaysia — 0.4%
CELCOMDIGI Bhd	2,260,800	1,975,843
Hong Leong Bank Bhd	406,500	1,870,467
IHH Healthcare Bhd	1,831,100	2,968,305
Malayan Banking Bhd	1,914,600	4,400,024
Petronas Gas Bhd	691,300	2,916,891
		14,131,530
Netherlands — 0.6%
Koninklijke Ahold Delhaize NV	146,679	6,190,441
Koninklijke KPN NV	2,975,663	13,989,979
		20,180,420
New Zealand — 0.1%
Infratil Ltd.	561,818	3,535,322
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	136,100	2,038,778
Philippines — 0.2%
BDO Unibank Inc.	1,457,369	4,208,190
International Container Terminal Services Inc.	254,030	1,864,661
		6,072,851
Portugal — 0.0%
Jeronimo Martins SGPS SA	68,226	1,719,719

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Qatar — 0.2%
Industries Qatar QSC	571,416	$1,855,920
Qatar Fuel QSC	71,825	295,797
Qatar National Bank QPSC	1,110,172	5,158,483
		7,310,200
Russia — 0.0%
PhosAgro PJSC(a)(d)	809	8
PhosAgro PJSC, GDR(a)(d)(e)	2	—
Polyus PJSC(a)(d)	535,230	7
		15
Saudi Arabia — 1.1%
Co. for Cooperative Insurance (The)	47,724	1,764,926
Dr Sulaiman Al Habib Medical Services Group Co.	30,074	2,096,078
Elm Co.	20,117	5,496,909
SABIC Agri-Nutrients Co.	154,012	3,933,026
Saudi Arabian Oil Co.(b)	1,805,767	12,021,179
Saudi Telecom Co.	1,141,628	12,738,603
		38,050,721
Singapore — 0.9%
DBS Group Holdings Ltd.	178,340	6,153,173
Genting Singapore Ltd.(c)	4,067,000	2,169,525
Singapore Airlines Ltd.	302,800	1,670,716
Singapore Exchange Ltd.	180,300	1,958,163
Singapore Telecommunications Ltd.	6,116,700	18,058,623
		30,010,200
South Korea — 0.1%
Samsung Biologics Co. Ltd.(a)(b)	3,873	2,894,979
Spain — 0.1%
Aena SME SA(b)	7,674	2,064,576
Sweden — 0.1%
Telia Co. AB	580,587	2,245,144
Switzerland — 1.8%
Banque Cantonale Vaudoise, Registered	24,896	2,884,382
BKW AG	18,019	3,802,330
Chocoladefabriken Lindt & Spruengli AG, Registered	45	7,069,951
Nestle SA, Registered	43,210	4,603,467
Novartis AG, Registered	242,615	28,004,826
Swisscom AG, Registered	21,751	14,961,381
		61,326,337
Taiwan — 4.6%
Acer Inc.	1,432,000	1,639,104
Advantech Co. Ltd.	392,959	4,422,892
Asia Cement Corp.	1,948,000	2,707,526
Catcher Technology Co. Ltd.	514,000	3,571,552
Chang Hwa Commercial Bank Ltd.	4,994,898	3,027,591
Cheng Shin Rubber Industry Co. Ltd.	1,446,000	2,437,101
Chunghwa Telecom Co. Ltd.	3,183,000	13,727,406
Compal Electronics Inc.	3,390,000	3,212,902
E.Sun Financial Holding Co. Ltd.	11,776,602	11,647,444
Evergreen Marine Corp. Taiwan Ltd.	500,000	4,039,527
Far EasTone Telecommunications Co. Ltd.	1,456,000	4,180,991
First Financial Holding Co. Ltd.	9,182,791	8,242,891
Hua Nan Financial Holdings Co. Ltd.	7,299,944	6,386,920
Innolux Corp.	3,683,200	1,479,300
Mega Financial Holding Co. Ltd.	3,994,905	5,268,812
Novatek Microelectronics Corp.	413,000	7,033,556
Pegatron Corp.	1,634,000	4,520,225
PharmaEssentia Corp.(a)	204,000	3,366,002
President Chain Store Corp.	378,000	3,218,913
Realtek Semiconductor Corp.	171,000	3,049,163
Security	Shares	Value
Taiwan (continued)
SinoPac Financial Holdings Co. Ltd.	8,874,556	$6,750,766
Synnex Technology International Corp.	1,059,250	2,499,269
Taishin Financial Holding Co. Ltd.	9,520,816	5,418,607
Taiwan Business Bank	5,732,290	2,801,857
Taiwan Cooperative Financial Holding Co. Ltd.	8,875,132	7,093,382
Taiwan Mobile Co. Ltd.	1,509,000	5,722,949
Taiwan Semiconductor Manufacturing Co. Ltd.	376,000	11,992,148
United Microelectronics Corp.	8,567,000	13,190,753
WPG Holdings Ltd.	1,335,760	3,110,783
		155,760,332
Thailand — 0.3%
Advanced Info Service PCL, NVDR(c)	861,800	7,495,792
Airports of Thailand PCL, NVDR(c)	2,361,200	2,387,294
Bumrungrad Hospital PCL, NVDR	331,400	1,411,319
		11,294,405
Turkey — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	522,665	1,728,487
Turkcell Iletisim Hizmetleri AS	717,005	1,736,144
Turkiye Petrol Rafinerileri AS	607,465	1,921,408
		5,386,039
United Arab Emirates — 0.5%
Abu Dhabi National Oil Co. for Distribution PJSC	2,882,447	2,848,419
Emirates NBD Bank PJSC	899,013	5,482,682
Emirates Telecommunications Group Co. PJSC	1,276,508	5,970,707
Salik Co. PJSC	1,534,364	2,388,628
		16,690,436
United Kingdom — 0.1%
Compass Group PLC	83,413	2,933,036
United States — 58.7%
Abbott Laboratories	142,860	19,083,239
AbbVie Inc.	64,581	12,019,170
Accenture PLC, Class A	44,487	14,094,371
Akamai Technologies Inc.(a)	96,821	7,351,619
Albertsons Companies Inc., Class A	85,232	1,894,707
Allstate Corp. (The)	13,951	2,927,896
Altria Group Inc.	28,189	1,708,535
Ameren Corp.	39,204	3,798,084
American Electric Power Co. Inc.	43,348	4,486,085
American Water Works Co. Inc.	86,152	12,317,151
Amgen Inc.	30,940	8,916,289
Amphenol Corp., Class A	30,414	2,735,131
Ansys Inc.(a)	18,767	6,208,499
Aon PLC, Class A	30,273	11,263,978
Apple Inc.	8,155	1,637,932
Arch Capital Group Ltd.	164,026	15,589,031
Arthur J Gallagher & Co.	36,036	12,520,348
AT&T Inc.	1,127,860	31,354,508
Atmos Energy Corp.	18,761	2,901,951
AutoZone Inc.(a)	6,166	23,017,925
Becton Dickinson & Co.	32,028	5,527,713
Bentley Systems Inc., Class B	133,546	6,374,151
Berkshire Hathaway Inc., Class B(a)	62,899	31,698,580
BioMarin Pharmaceutical Inc.(a)	92,208	5,354,519
Booz Allen Hamilton Holding Corp., Class A	13,434	1,427,363
Boston Scientific Corp.(a)	53,766	5,659,409
Bristol-Myers Squibb Co.	136,136	6,572,646
Brown & Brown Inc.	86,991	9,821,284
Cardinal Health Inc.	48,736	7,526,788
Cboe Global Markets Inc.	85,989	19,701,800
Cencora Inc.	139,534	40,637,882

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Centene Corp.(a)	116,070	$6,550,991
CF Industries Holdings Inc.	95,400	8,653,734
CH Robinson Worldwide Inc.	32,147	3,085,148
Chubb Ltd.	99,034	29,432,905
Church & Dwight Co. Inc.	170,217	16,734,033
Cigna Group (The)	23,751	7,520,517
Cisco Systems Inc.	718,244	45,278,102
CME Group Inc.	51,871	14,990,719
CMS Energy Corp.	100,723	7,073,776
Coca-Cola Co. (The)	326,424	23,535,170
Cognizant Technology Solutions Corp., Class A	84,054	6,807,533
Colgate-Palmolive Co.	178,622	16,601,129
Conagra Brands Inc.	128,593	2,943,494
Consolidated Edison Inc.	285,057	29,785,606
Corteva Inc.	66,935	4,738,998
Dollar General Corp.	23,329	2,268,745
Duke Energy Corp.	337,905	39,778,177
Dynatrace Inc.(a)	71,607	3,867,494
Electronic Arts Inc.	86,844	12,486,430
Elevance Health Inc.	63,056	24,203,415
Eli Lilly & Co.	6,480	4,780,102
Erie Indemnity Co., Class A, NVS	11,548	4,140,073
Exelon Corp.	38,766	1,698,726
Expand Energy Corp.	85,361	9,912,973
Exxon Mobil Corp.	166,690	17,052,387
F5 Inc.(a)	47,938	13,680,546
Fair Isaac Corp.(a)	4,131	7,131,263
First Citizens BancShares Inc./NC, Class A	3,133	5,792,541
First Solar Inc.(a)	10,849	1,715,010
FirstEnergy Corp.	78,211	3,280,169
Fortinet Inc.(a)	36,753	3,740,720
Gartner Inc.(a)	12,873	5,618,035
Gen Digital Inc.	231,495	6,592,978
General Dynamics Corp.	20,376	5,674,512
General Mills Inc.	308,261	16,726,242
Gilead Sciences Inc.	166,248	18,300,580
GoDaddy Inc., Class A(a)	111,734	20,352,348
Hershey Co. (The)	79,205	12,727,451
Hologic Inc.(a)	93,295	5,800,150
Hormel Foods Corp.	249,474	7,653,862
Humana Inc.	14,500	3,380,385
Incyte Corp.(a)	134,796	8,769,828
International Business Machines Corp.	100,272	25,976,464
Intuit Inc.	8,220	6,193,523
J.M. Smucker Co. (The)	75,790	8,534,712
Jack Henry & Associates Inc.	36,700	6,648,939
Johnson & Johnson	250,113	38,820,039
Juniper Networks Inc.	279,941	10,058,280
Kellanova	226,207	18,691,484
Keurig Dr Pepper Inc.	344,174	11,588,339
Kimberly-Clark Corp.	73,828	10,613,513
Kraft Heinz Co. (The)	329,208	8,799,730
Kroger Co. (The)	456,471	31,145,016
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	96,659	9,330,493
Linde PLC	3,830	1,790,831
Lockheed Martin Corp.	19,303	9,311,381
Loews Corp.	150,823	13,466,986
Marsh & McLennan Companies Inc.	128,492	30,023,441
Mastercard Inc., Class A	11,726	6,866,746
McDonald's Corp.	110,455	34,666,302
McKesson Corp.	55,520	39,947,195
Security	Shares	Value
United States (continued)
MercadoLibre Inc.(a)	2,579	$6,610,725
Merck & Co. Inc.	346,538	26,627,980
Microsoft Corp.	58,965	27,145,127
Molina Healthcare Inc.(a)	18,842	5,747,564
Mondelez International Inc., Class A	329,695	22,251,116
Monster Beverage Corp.(a)	148,681	9,508,150
Motorola Solutions Inc.	97,963	40,691,871
Neurocrine Biosciences Inc.(a)	48,523	5,969,299
Newmont Corp.	32,507	1,713,769
Northrop Grumman Corp.	36,552	17,719,313
O'Reilly Automotive Inc.(a)	16,281	22,264,267
PepsiCo Inc.	211,662	27,822,970
Pfizer Inc.	71,399	1,677,163
PG&E Corp.	418,992	7,072,585
PPL Corp.	138,791	4,822,987
Procter & Gamble Co. (The)	186,580	31,698,076
Progressive Corp. (The)	115,948	33,037,064
PTC Inc.(a)	37,263	6,272,108
Quest Diagnostics Inc.	30,979	5,369,900
Regeneron Pharmaceuticals Inc.	19,116	9,372,192
Republic Services Inc., Class A	181,204	46,621,977
Rollins Inc.	137,498	7,871,760
Roper Technologies Inc.	77,460	44,173,114
Royalty Pharma PLC, Class A	50,766	1,669,186
RTX Corp.	27,329	3,729,862
ServiceNow Inc.(a)	10,292	10,406,138
Southern Co. (The)	402,374	36,213,660
Sysco Corp.	34,933	2,550,109
Teledyne Technologies Inc.(a)	36,739	18,327,618
The Campbell's Co.	160,202	5,453,276
TJX Companies Inc. (The)	102,493	13,006,362
T-Mobile U.S. Inc.	166,122	40,234,748
Travelers Companies Inc. (The)	39,677	10,938,949
Tyler Technologies Inc.(a)	24,617	14,203,763
Tyson Foods Inc., Class A	236,481	13,280,773
United Therapeutics Corp.(a)(c)	32,208	10,269,521
UnitedHealth Group Inc.	45,038	13,597,423
VeriSign Inc.	71,111	19,375,614
Verizon Communications Inc.	596,559	26,224,734
Vertex Pharmaceuticals Inc.(a)	37,216	16,451,333
Visa Inc., Class A	58,023	21,189,419
W R Berkley Corp.	219,121	16,366,147
Walmart Inc.	174,986	17,274,618
Waste Connections Inc.	68,799	13,559,595
Waste Management Inc.	156,902	37,808,675
WEC Energy Group Inc.	227,559	24,448,939
Welltower Inc.	55,681	8,590,465
Willis Towers Watson PLC	22,888	7,245,196
Workday Inc., Class A(a)	12,220	3,027,016
Xcel Energy Inc.	52,829	3,703,313
Yum! Brands Inc.	107,401	15,459,300
Zoom Video Communications Inc., Class A(a)	47,610	3,868,312
		1,989,994,136
Total Long-Term Investments — 99.6% (Cost: $2,771,541,731)		3,377,925,200

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	8,729,189	$8,732,681
Total Short-Term Securities — 0.3% (Cost: $8,732,254)		8,732,681
Total Investments — 99.9% (Cost: $2,780,273,985)		3,386,657,881
Other Assets Less Liabilities — 0.1%		3,466,666
Net Assets — 100.0%		$3,390,124,547

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,683,413	$—	$(938,484)(a)	$(8,086)	$(4,162)	$8,732,681	8,729,189	$37,904 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	9,170,000	—	(9,170,000)(a)	—	—	—	—	234,650	—
				$(8,086)	$(4,162)	$8,732,681		$272,554	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	17	06/20/25	$5,029	$205,166
MSCI EAFE Index	22	06/20/25	2,865	215,154
MSCI Emerging Markets Index	24	06/20/25	1,379	52,344
2-Year U.S. Treasury Note	7	09/30/25	1,452	1,591
				$474,255

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Global Min Vol Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,089,129,588	$1,288,795,597	$15	$3,377,925,200
Short-Term Securities
Money Market Funds	8,732,681	—	—	8,732,681
	$2,097,862,269	$1,288,795,597	$15	$3,386,657,881
Derivative Financial Instruments(a)
Assets
Equity Contracts	$472,664	$—	$—	$472,664
Interest Rate Contracts	1,591	—	—	1,591
	$474,255	$—	$—	$474,255

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
S&P	Standard & Poor's